Commitments (Details Narrative)	2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended			8 Months Ended		9 Months Ended
	Feb. 23, 2024	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	May 13, 2022 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Aug. 20, 2024	Aug. 18, 2023 USD ($)	Sep. 20, 2024	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services		$ 9,425,000	$ 7,744,000			$ 17,047,000	$ 16,233,000
Depreciation, right-of-use assets		78,000	78,000			156,000	156,000
Current lease liabilities		18,000				18,000						$ 188,000
Non-current lease liabilities		0				0						$ 0
Installment amount						10,921,000	3,747,000
SK Shipholding S.A| GLBS MIGHT [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Capacity	64,000
Vessel Delivery Date	August 20, 2024
Information about sale and leaseback transactions	$28 million(absolute amount) sale and leaseback agreement with SK Shipholding S.A
Daxos Maritime Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type				bulk carrier
Vessel Capacity				64,000
Vessel Delivery Date				during the third quarter of 2024
Installment amount		6,900,000
Vessel Delivery Date									Aug. 20, 2024
Paralus Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Delivery Date				during the fourth quarter of 2024
Installment amount						3,500,000
Vessel Delivery Date											Sep. 20, 2024
Daxos Maritime Limited and Paralus Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Consideration amount				$ 70,300,000
Installment amount					$ 13,800,000			$ 6,900,000
Two fuel efficient bulk carrier vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type										bulk carrier
Vessel Capacity										64,000
Vessel Delivery Date										between April 2026 and September 2026
Consideration amount										$ 75,500,000
Installment amount										$ 7,500,000
Office Lease Contract [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets		78,000	78,000			156,000	156,000
Interest expense on lease liabilities		2,000	8,000			5,000	17,000
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services		3,302,000	4,441,000			6,470,000	9,062,000
Operating lease income		$ 6,122,000	$ 3,303,000			$ 10,577,000	$ 7,171,000